The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 30.2%
	BROAD MARKET — 2.5%
10,754	JPMorgan U.S. Value Factor ETF	$413,169
2,634	SPDR S&P 1500 Value Tilt ETF	410,075
		823,244
	CONVERTIBLE — 0.9%
1,604	iShares Convertible Bond ETF	143,045
1,754	SPDR Bloomberg Convertible Securities ETF	145,512
		288,557
	CORPORATE — 9.7%
59,183	iShares Fallen Angels USD Bond ETF	1,773,715
21,117	iShares Inflation Hedged Corporate Bond ETF	645,969
29,997	SPDR Portfolio High Yield Bond ETF	797,020
		3,216,704
	EMERGING MARKETS — 1.9%
5,353	Schwab Fundamental Emerging Markets Large Co. Index ETF	165,890
6,203	Vanguard Emerging Markets Government Bond ETF	481,725
		647,615
	GLOBAL — 0.7%
2,165	Vanguard Total World Stock ETF	232,586
	INTERNATIONAL — 2.8%
2,052	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	147,682
8,640	Schwab Fundamental International Large Co. Index ETF	280,886
691	Schwab International Small-Cap Equity ETF	28,283
4,294	SPDR Portfolio Developed World ex-US ETF	156,645
212	Vanguard FTSE All World ex-US Small-Cap ETF	28,400
5,670	Vanguard FTSE Developed Markets ETF	289,510
		931,406
	LARGE-CAP — 6.1%
740	Invesco QQQ Trust Series 1	294,409
6,933	Schwab Fundamental U.S. Large Co. Index ETF	406,343
5,143	Schwab U.S. Dividend Equity ETF	415,709
2,560	Schwab U.S. Large-Cap Growth ETF	419,200
1,636	SPDR Russell 1000 Yield Focus ETF	164,213
1,561	Vanguard Large-Cap ETF	345,012
		2,044,886
	MID-CAP — 1.3%
2,371	Schwab U.S. Mid-Cap ETF	190,700
748	Vanguard Mid-Cap ETF	190,568
247	Vanguard Mid-Cap Growth ETF	62,891
		444,159

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 2.9%
20,534	Aberdeen Standard Physical Silver Shares ETF*	$459,962
14,251	iShares Gold Trust*	496,077
		956,039
	SMALL-CAP — 0.6%
2,311	Invesco RAFI Strategic U.S. Small Co. ETF	90,984
398	Vanguard Small-Cap ETF	89,952
178	Vanguard Small-Cap Value ETF	31,835
		212,771
	THEMATIC — 0.8%
1,661	Global X Founder - Run Cos. ETF	56,474
7,342	Global X U.S. Infrastructure Development ETF	211,376
		267,850
	Total Exchange-Traded Funds
	(Cost $9,450,067)	10,065,817
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
19,626	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	438,445
	Total Exchange-Traded Notes
	(Cost $453,593)	438,445
	MUTUAL FUNDS — 61.0%
	AGGREGATE BOND — 18.4%
37,417	Allspring Core Plus Bond Fund - Class R6	496,902
147,307	Bond Fund of America - Class F-3	1,972,440
84,638	Invesco Corporate Bond Fund - Class Y	645,787
25,007	John Hancock Bond Trust - Class R6	404,369
92,701	Vanguard Core Bond Fund, Admiral Shares	1,966,190
42,560	Virtus AllianzGI Core Plus Bond Fund - Class R61	645,630
		6,131,318
	AGGREGATE BOND INTERMEDIATE — 2.9%
89,531	TIAA-CREF Core Plus Bond Fund - Class Institutional	958,874
	AGGREGATE BOND SHORT — 5.2%
179,538	JPMorgan Short Duration Core Plus Fund - Class R6	1,743,315
	BANK LOANS — 8.9%
104,742	Fidelity Advisor Floating Rate High Income Fund	991,909
119,388	Hartford Floating Rate Fund - Class F	992,114
120,334	John Hancock Floating Rate Income Fund - Class R6	991,549
		2,975,572

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.5%
6,587	DFA U.S. Vector Equity Portfolio - Class Institutional	$163,631
	BLEND LARGE CAP — 3.3%
22,192	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	295,157
4,631	DFA U.S. Large Co. Portfolio - Class Institutional	156,931
5,916	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	217,183
5,776	Schwab S&P 500 Index Fund - Class Select	421,274
		1,090,545
	BLEND MID CAP — 0.6%
565	State Street Small/Mid Cap Equity Index Fund - Class K	191,674
	BLEND SMALL CAP — 0.1%
667	Fidelity Small Cap Index Fund - Class Institutional Premium	18,380
512	Schwab Small-Cap Index Fund - Class Select	18,402
		36,782
	EMERGING MARKET STOCK — 1.0%
13,963	Fidelity Emerging Markets Index Fund - Class Institutional Premium	168,814
2,052	New World Fund, Inc. - Class F-3	176,471
		345,285
	EMERGING MARKETS BOND — 3.1%
57,036	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	553,252
17,861	Vanguard Emerging Markets Bond Fund, Admiral Shares	476,169
		1,029,421
	FOREIGN AGGREGATE BOND — 8.9%
153,232	DFA Short Duration Real Return Portfolio - Class Institutional	1,613,530
117,138	Dodge & Cox Global Bond Fund	1,351,773
		2,965,303
	FOREIGN BLEND — 0.4%
1,091	DFA International Vector Equity Portfolio - Class Institutional	15,196
3,833	Harbor International Small Cap Fund - Class Retirement	58,109
1,535	Rainier International Discovery Series - Class Z	48,068
		121,373
	FOREIGN GROWTH — 1.1%
827	Federated Hermes International Small-Mid Co. Fund - Class Institutional	36,671
1,509	Smallcap World Fund, Inc. - Class F-3	123,340
1,618	Vanguard International Growth Fund, Admiral Shares	225,364
8	WCM International Small Cap Growth Fund - Class Institutional	232
		385,607
	GROWTH BROAD MARKET — 0.4%
1,899	New Perspective Fund - Class R-6	126,196

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.3%
7,250	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$419,318
	GROWTH SMALL CAP — 0.4%
979	Hood River Small-Cap Growth Fund - Class Retirement	63,813
683	JPMorgan Small Cap Growth Fund - Class R6	17,640
505	Lord Abbett Developing Growth Fund, Inc. - Class I	17,576
281	Vanguard Explorer Fund, Admiral Shares	33,453
		132,482
	HIGH YIELD BOND — 0.5%
17,823	AB High Yield Portfolio - Class Advisor	177,160
	INFLATION PROTECTED — 1.0%
24,397	DFA Inflation Protected Securities Portfolio - Class Institutional	324,721
544	DFA LTIP Portfolio - Class Institutional	6,597
		331,318
	THEMATIC SECTOR — 1.4%
12,958	DFA U.S. Sustainability Core 1 Portfolio	482,172
	VALUE LARGE CAP — 1.2%
4,757	Vanguard Windsor Fund, Admiral Shares	387,935
	VALUE MID CAP — 0.4%
4,703	DFA U.S. Targeted Value Portfolio - Class Institutional	142,024
	Total Mutual Funds
	(Cost $20,351,160)	20,337,305
	MONEY MARKET FUNDS — 7.7%
1,124,759	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[2]	1,124,759
1,438,970	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[2]	1,438,970
	Total Money Market Funds
	(Cost $2,563,729)	2,563,729
	TOTAL INVESTMENTS — 100.2%
	(Cost $32,818,549)	33,405,296
	Liabilities in Excess of Other Assets — (0.2)%	(64,380)
	TOTAL NET ASSETS — 100.0%	$33,340,916

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2021.